Business Acquisitions (Details 1) In Thousands, unless otherwise specified	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY
Cash consideration transferred	$ 113,616	734,356
Fair value of the Noncontrolling Interest	149,633	967,152
Fair value of previously held equity interest	69,681	450,385
Purchase consideration	$ 332,930	2,151,893	$ 733	5,000